Consolidated Statements of Stockholders Equity and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Interest In Subsidiary [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2007	$ 163,780	$ 5,490	$ (111,824)	$ (485)	$ 56,961	$ 1,370	$ 1,370	$ 58,331
Balance (in Shares) at Dec. 31, 2007	21,017,194
Comprehensive loss:
Net loss			(29,068)		(29,068)	(272)	(272)	(29,340)
Other comprehensive gain (loss), net of taxes				(1,388)	(1,388)			(1,388)
Comprehensive loss					(30,456)		(272)	(30,728)
Share-based compensation	1,263	(112)			1,151			1,151
Exercise of stock options	528				528			528
Exercise of stock options (in Shares)	84,803
Exercise of warrants	752				752			752
Exercise of warrants (in Shares)	100,056
Issuance of restricted stock (in Shares)	35,437
Recovery of short swing profits	177				177			177
Common stock issued, net of issuance costs	13,605				13,605			13,605
Common stock issued (in Shares)	2,048,428
Balance at Dec. 31, 2008	180,105	5,378	(140,892)	(1,873)	42,718	1,097	1,097	43,816
Balance (in Shares) at Dec. 31, 2008	23,285,918
Investment from non-controlling interest						62	62	62
Comprehensive loss:
Net loss			(21,312)		(21,312)	(619)	(619)	(21,931)
Other comprehensive gain (loss), net of taxes				313	313			313
Comprehensive loss					(20,999)		(619)	(21,618)
Share-based compensation	221	931			1,152			1,152
Issuance of restricted stock (in Shares)	65,747
Common stock issued, net of issuance costs	8,189	4,624			12,813			12,813
Common stock issued (in Shares)	2,998,617
Balance at Dec. 31, 2009	188,515	10,933	(162,204)	(1,560)	35,684	541	541	36,225
Balance (in Shares) at Dec. 31, 2009	26,350,282
Investment from non-controlling interest						(536)	(536)	(536)
Comprehensive loss:
Net loss			(16,273)		(16,273)	(5)	(5)	(16,278)
Other comprehensive gain (loss), net of taxes				(135)	(135)			(135)
Comprehensive loss					(16,408)		(5)	(16,413)
Share-based compensation	206	792			998			998
Issuance of restricted stock (in Shares)	177,744
Common stock issued, net of issuance costs	709				709			709
Common stock issued (in Shares)	487,654
Balance at Sep. 30, 2010	189,430	11,725	(178,477)	(1,695)	20,983			20,983
Balance (in Shares) at Sep. 30, 2010	27,015,680
Balance at Dec. 31, 2009	188,515	10,933	(162,204)	(1,560)	35,684	541	541	36,225
Balance (in Shares) at Dec. 31, 2009	26,350,282
Disposal from non-controlling interest						(536)	(536)	(536)
Comprehensive loss:
Net loss			(22,286)		(22,286)	(5)	(5)	(22,291)
Reclassification adjustment for realized loss on securities included in net loss				1,560	1,560			1,560
Comprehensive loss					(20,726)		(5)	(20,731)
Share-based compensation	283	1,364			1,647			1,647
Issuance of restricted stock (in Shares)	177,744
Common stock issued, net of issuance costs	692				692			692
Common stock issued (in Shares)	487,654
Balance at Dec. 31, 2010	189,491	12,297	(184,490)		17,298			17,298
Balance (in Shares) at Dec. 31, 2010	27,015,680
Balance at Jun. 30, 2010	189,225	11,526	(173,196)	(1,648)	25,907			25,907
Balance (in Shares) at Jun. 30, 2010	26,993,363
Comprehensive loss:
Net loss			(5,281)		(5,281)			(5,281)
Other comprehensive gain (loss), net of taxes				(47)	(47)			(47)
Comprehensive loss					(5,328)			(5,328)
Share-based compensation	77	199			276			276
Common stock issued, net of issuance costs	128				128			128
Common stock issued (in Shares)	22,317
Balance at Sep. 30, 2010	189,430	11,725	(178,477)	(1,695)	20,983			20,983
Balance (in Shares) at Sep. 30, 2010	27,015,680
Balance at Dec. 31, 2010	189,491	12,297	(184,490)		17,298			17,298
Balance (in Shares) at Dec. 31, 2010	27,015,680
Comprehensive loss:
Net loss			(14,809)		(14,809)			(14,809)
Comprehensive loss					(14,809)			(14,809)
Share-based compensation	228	522			750			750
Balance at Sep. 30, 2011	245,617	12,289	(199,299)		58,607			58,607
Balance (in Shares) at Sep. 30, 2011	69,452,487
Balance at Jun. 30, 2011	193,436	12,510	(193,426)		12,520			12,520
Balance (in Shares) at Jun. 30, 2011	30,615,680
Comprehensive loss:
Net loss			(5,873)		(5,873)			(5,873)
Comprehensive loss					(5,873)			(5,873)
Share-based compensation	78	309			387			387
Balance at Sep. 30, 2011	$ 245,617	$ 12,289	$ (199,299)		$ 58,607			$ 58,607
Balance (in Shares) at Sep. 30, 2011	69,452,487